Schedule of Company's Leasing Equipment for Owned and Managed Fleet (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Containers, cost	$ 5,744,643	$ 5,599,318
Containers, accumulated depreciation	(1,619,591)	(1,443,167)
Containers, net book value	4,125,052	4,156,151
Containers - Owned Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	5,740,717	5,582,986
Containers, accumulated depreciation	(1,619,304)	(1,442,986)
Containers, net book value	4,121,413	4,140,000
Containers - Managed Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	3,926	16,332
Containers, accumulated depreciation	(287)	(181)
Containers, net book value	$ 3,639	$ 16,151